RELATED PARTY TRANSACTIONS (Details)			1 Months Ended	2 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 05, 2020 CAD ($)	Feb. 01, 2020 $ / shares shares	Jun. 30, 2018 CAD ($)	May 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Due to related party								$ 30,800,000	$ 14,000,000.0
Separation payment to a director | shares		73,947
IPO price | $ / shares		$ 19.00
Cash outflow for leases								2,700,000	1,600,000
Compensation of key management personnel			$ 59,300,000	$ 59,300,000	$ 59,300,000	$ 59,300,000		41,800,000	3,900,000
Related parties
Disclosure of transactions between related parties [line items]
Cash outflow for leases							$ 200,000
Josaud Holdings Inc.
Disclosure of transactions between related parties [line items]
Due to related party	$ 35,000,000.0							17,500,000	21,000,000.0
Semi-annual instalments	3,500,000
Sejosa Holdings Inc.
Disclosure of transactions between related parties [line items]
Due to related party	29,000,000.0							$ 26,100,000	$ 0
Semi-annual instalments	$ 2,900,000